Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2010 Fund

June 30, 2019

Z10-QTLY-0819
1.9884232.102

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	88	$881
Fidelity Series Blue Chip Growth Fund (a)	101	1,546
Fidelity Series Commodity Strategy Fund (a)	706	3,325
Fidelity Series Growth Company Fund (a)	181	3,130
Fidelity Series Intrinsic Opportunities Fund (a)	228	3,752
Fidelity Series Large Cap Stock Fund (a)	222	3,324
Fidelity Series Large Cap Value Index Fund (a)	73	943
Fidelity Series Opportunistic Insights Fund (a)	92	1,710
Fidelity Series Small Cap Discovery Fund (a)	40	447
Fidelity Series Small Cap Opportunities Fund (a)	99	1,384
Fidelity Series Stock Selector Large Cap Value Fund (a)	217	2,669
Fidelity Series Value Discovery Fund (a)	141	1,816
TOTAL DOMESTIC EQUITY FUNDS
(Cost $24,717)		24,927

International Equity Funds - 15.4%
Fidelity Series Canada Fund (a)	46	501
Fidelity Series Emerging Markets Fund (a)	65	629
Fidelity Series Emerging Markets Opportunities Fund (a)	296	5,657
Fidelity Series International Growth Fund (a)	290	4,726
Fidelity Series International Small Cap Fund (a)	64	1,040
Fidelity Series International Value Fund (a)	481	4,637
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $16,984)		17,190

Bond Funds - 47.1%
Fidelity Series Emerging Markets Debt Fund (a)	82	795
Fidelity Series Floating Rate High Income Fund (a)	18	166
Fidelity Series High Income Fund (a)	88	840
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,056	10,575
Fidelity Series International Credit Fund (a)	6	58
Fidelity Series Investment Grade Bond Fund (a)	3,043	34,786
Fidelity Series Long-Term Treasury Bond Index Fund (a)	539	5,018
Fidelity Series Real Estate Income Fund (a)	48	529
TOTAL BOND FUNDS
(Cost $51,650)		52,767

Short-Term Funds - 15.2%
Fidelity Series Government Money Market Fund 2.44% (a)(b)	13,740	13,740
Fidelity Series Short-Term Credit Fund (a)	326	3,276
TOTAL SHORT-TERM FUNDS
(Cost $16,990)		17,016
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $110,341)		111,900
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$111,900

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$881	$41	$80	$--	$(23)	$62	$881
Fidelity Series Blue Chip Growth Fund	1,587	49	147	--	13	44	1,546
Fidelity Series Canada Fund	461	25	13	--	--	28	501
Fidelity Series Commodity Strategy Fund	3,246	120	--	--	--	(41)	3,325
Fidelity Series Emerging Markets Debt Fund	762	25	4	12	--	12	795
Fidelity Series Emerging Markets Fund	584	59	5	--	--	(9)	629
Fidelity Series Emerging Markets Opportunities Fund	5,285	302	109	--	4	175	5,657
Fidelity Series Floating Rate High Income Fund	163	2	--	2	--	1	166
Fidelity Series Government Money Market Fund 2.44%	12,791	1,054	105	80	--	--	13,740
Fidelity Series Growth Company Fund	3,217	54	225	--	14	70	3,130
Fidelity Series High Income Fund	819	13	2	13	--	10	840
Fidelity Series Inflation-Protected Bond Index Fund	10,235	215	115	11	--	240	10,575
Fidelity Series International Credit Fund	56	--	--	--	--	2	58
Fidelity Series International Growth Fund	4,296	279	173	--	6	318	4,726
Fidelity Series International Small Cap Fund	1,030	--	36	--	(1)	47	1,040
Fidelity Series International Value Fund	4,268	295	96	--	(1)	171	4,637
Fidelity Series Intrinsic Opportunities Fund	3,953	--	190	--	(11)	--	3,752
Fidelity Series Investment Grade Bond Fund	33,629	1,010	612	272	2	757	34,786
Fidelity Series Large Cap Stock Fund	3,426	64	248	23	3	79	3,324
Fidelity Series Large Cap Value Index Fund	956	15	66	--	4	34	943
Fidelity Series Long-Term Treasury Bond Index Fund	5,340	214	813	38	44	233	5,018
Fidelity Series Opportunistic Insights Fund	1,730	28	151	--	8	95	1,710
Fidelity Series Real Estate Income Fund	510	11	1	7	--	9	529
Fidelity Series Short-Term Credit Fund	3,198	76	24	22	--	26	3,276
Fidelity Series Small Cap Discovery Fund	463	13	29	10	--	--	447
Fidelity Series Small Cap Opportunities Fund	1,420	--	86	--	(3)	53	1,384
Fidelity Series Stock Selector Large Cap Value Fund	2,610	32	93	--	(3)	123	2,669
Fidelity Series Value Discovery Fund	1,848	10	94	--	(3)	55	1,816
Total	$108,764	$4,006	$3,517	$490	$53	$2,594	$111,900

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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